DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of movement in debt

	2024 Convertible Notes $	2019 Convertible Debentures $	Credit Facility $	Total $
Balance as at December 31, 2023	–	43,901	162,946	206,847
Proceeds from 2024 Convertible Notes	172,500	–	–	172,500
Drawdown	–	–	68,000	68,000
Transaction costs	(6,488)	–	–	(6,488)
Portion allocated to equity	(45,999)	–	–	(45,999)
Convertible debt conversions	–	(35,383)	–	(35,383)
Transaction costs allocated to equity	1,730	–	–	1,730
Amortization of discount and transaction costs	4,288	1,131	2,054	7,473
Extinguishment of debt	–	146	–	146
Payments	–	(9,795)	(233,000)	(242,795)
Balance as at December 31, 2024	126,031	–	–	126,031
Amortization of discount and transaction costs	8,379	–	–	8,379
Balance as at December 31, 2025	134,410	–	–	134,410
Non-current portion	134,410	–	–	134,410